Document and Entity Information	Jun. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jun. 30, 2015
Document Effective Date	Jun. 30, 2015
Prospectus Date	Nov. 28, 2014
PACE® Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGTX
PACE® Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PFXAX
PACE® Mortgage-Backed Securities Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PFXCX
PACE® Mortgage-Backed Securities Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PFXYX
PACE® Intermediate Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCIFX
PACE® Intermediate Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PIFAX
PACE® Intermediate Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PIICX
PACE® Intermediate Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PIFYX
PACE® Strategic Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCSIX
PACE® Strategic Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PBNAX
PACE® Strategic Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PBNCX
PACE® Strategic Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PSFYX
PACE® Municipal Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCMNX
PACE® Municipal Fixed Income Investments | Class A
Prospectus:
Trading Symbol	PMUAX
PACE® Municipal Fixed Income Investments | Class C
Prospectus:
Trading Symbol	PMUCX
PACE® Municipal Fixed Income Investments | Class Y
Prospectus:
Trading Symbol	PMUYX
PACE® International Fixed Income Investments | Class P
Prospectus:
Trading Symbol	PCGLX
PACE® International Fixed Income Investments | CLASS A
Prospectus:
Trading Symbol	PWFAX
PACE® International Fixed Income Investments | CLASS C
Prospectus:
Trading Symbol	PWFCX
PACE® International Fixed Income Investments | CLASS Y
Prospectus:
Trading Symbol	PWFYX
PACE® Large Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCLVX
PACE® Large Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PCPAX
PACE® Large Co Value Equity Investments | CLASS C
Prospectus:
Trading Symbol	PLVCX
PACE® Large Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLVYX
PACE® Large Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCLCX
PACE® Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
PACE® Large Co Growth Equity Investments | CLASS C
Prospectus:
Trading Symbol	PLACX
PACE® Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX
PACE® Small/Medium Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCSVX
PACE® Small/Medium Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PEVAX
PACE® Small/Medium Co Value Equity Investments | CLASS C
Prospectus:
Trading Symbol	PEVCX
PACE® Small/Medium Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PVEYX
PACE® Small/Medium Co Growth Equity Investments | Class P
Prospectus:
Trading Symbol	PCSGX
PACE® Small/Medium Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PQUAX
PACE® Small/Medium Co Growth Equity Investments | CLASS C
Prospectus:
Trading Symbol	PUMCX
PACE® Small/Medium Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PUMYX
PACE® International Equity Investments | Class P
Prospectus:
Trading Symbol	PCIEX
PACE® International Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWGAX
PACE® International Equity Investments | CLASS C
Prospectus:
Trading Symbol	PWGCX
PACE® International Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWIYX
PACE® International Emerging Markets Equity Investments | Class P
Prospectus:
Trading Symbol	PCEMX
PACE® International Emerging Markets Equity Investments | CLASS A
Prospectus:
Trading Symbol	PWEAX
PACE® International Emerging Markets Equity Investments | CLASS C
Prospectus:
Trading Symbol	PWECX
PACE® International Emerging Markets Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PWEYX
PACE® High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
PACE® High Yield Investments | Class C
Prospectus:
Trading Symbol	PHYCX
PACE® High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
PACE® High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX
PACE® Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
PACE® Global Real Estate Securities Investments | Class C
Prospectus:
Trading Symbol	PREEX
PACE® Global Real Estate Securities Investments | Class Y
Prospectus:
Trading Symbol	PREYX
PACE® Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX
PACE® Alternative Strategies Investments | Class A
Prospectus:
Trading Symbol	PASIX
PACE® Alternative Strategies Investments | Class C
Prospectus:
Trading Symbol	PASOX
PACE® Alternative Strategies Investments | Class Y
Prospectus:
Trading Symbol	PASYX
PACE® Alternative Strategies Investments | Class P
Prospectus:
Trading Symbol	PASPX